Supplemental Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 373,403	$ 387,813	$ 129,865	$ 299,169
Patient accounts receivable, net of allowance for doubtful accounts	2,322,555	2,034,085
Supplies	371,315	362,159
Prepaid income taxes	107,077	49,888
Deferred income taxes	101,372	117,045
Prepaid expenses and taxes	126,972	124,768
Other current assets	345,269	343,384
Total current assets	3,747,963	3,419,142
Property and equipment, net	7,050,651	7,074,417
Goodwill	4,424,425	4,388,429	4,245,136
Other assets, net	1,894,256	1,724,347
Total assets	17,117,295	16,606,335
Current liabilities:
Current maturities of long-term debt	166,894	89,902
Accounts payable	949,115	819,643
Deferred income taxes	3,183
Accrued interest	111,891	110,702
Accrued liabilities	1,226,834	1,123,551
Total current liabilities	2,457,917	2,143,798
Long-term debt	9,286,489	9,451,380
Deferred income taxes	906,101	808,489
Other long-term liabilities	976,908	1,038,481
Total liabilities	13,627,415	13,442,148
Redeemable noncontrolling interests in equity of consolidated subsidiaries	358,410	367,666
Community Health Systems, Inc. stockholders' equity:
Preferred stock
Common stock	960	929
Additional paid-in capital	1,255,855	1,138,274
Treasury stock, at cost	(6,678)	(6,678)
Accumulated other comprehensive (loss) income	(67,505)	(145,310)	(184,479)
Retained earnings	1,885,195	1,743,992
Total Community Health Systems, Inc. stockholders' equity	3,067,827	2,731,207
Noncontrolling interests in equity of consolidated subsidiaries	63,643	65,314
Total equity	3,131,470	2,796,521	2,464,445	2,250,377
Total liabilities and equity	17,117,295	16,606,335
Parent Company [Member]
Current assets:
Prepaid income taxes	107,077	49,888
Deferred income taxes	101,372	117,045
Total current assets	208,449	166,933
Intercompany receivable	579,793	406,534
Net investment in subsidiaries	3,193,971	2,974,965
Total assets	3,982,213	3,548,432
Current liabilities:
Deferred income taxes	3,183
Accrued liabilities	4,178	7,580
Total current liabilities	7,361	7,580
Deferred income taxes	906,101	808,489
Other long-term liabilities	924	1,156
Total liabilities	914,386	817,225
Community Health Systems, Inc. stockholders' equity:
Common stock	960	929
Additional paid-in capital	1,255,855	1,138,274
Treasury stock, at cost	(6,678)	(6,678)
Accumulated other comprehensive (loss) income	(67,505)	(145,310)
Retained earnings	1,885,195	1,743,992
Total Community Health Systems, Inc. stockholders' equity	3,067,827	2,731,207
Total equity	3,067,827	2,731,207
Total liabilities and equity	3,982,213	3,548,432
Subsidiary Issuer [Member]
Current assets:
Prepaid expenses and taxes	112	115
Total current assets	112	115
Intercompany receivable	9,540,603	9,837,904
Other assets, net	144,148	165,236
Net investment in subsidiaries	9,335,210	8,686,242
Total assets	19,020,073	18,689,497
Current liabilities:
Current maturities of long-term debt	152,050	75,679
Accounts payable	19	74
Accrued interest	111,330	110,091
Total current liabilities	263,399	185,844
Long-term debt	8,718,379	9,079,392
Intercompany payable	6,225,192	5,639,928
Other long-term liabilities	619,135	809,372
Total liabilities	15,826,105	15,714,536
Community Health Systems, Inc. stockholders' equity:
Additional paid-in capital	1,175,265	1,176,342
Accumulated other comprehensive (loss) income	(67,505)	(145,310)
Retained earnings	2,086,208	1,943,929
Total Community Health Systems, Inc. stockholders' equity	3,193,968	2,974,961
Total equity	3,193,968	2,974,961
Total liabilities and equity	19,020,073	18,689,497
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	238,336	271,559	8,920	208,835
Patient accounts receivable, net of allowance for doubtful accounts	865,714	654,894
Supplies	256,130	250,316
Prepaid expenses and taxes	97,940	85,383
Other current assets	264,053	249,962
Total current assets	1,722,173	1,512,114
Intercompany receivable	4,529,246	3,723,120
Property and equipment, net	4,656,968	4,593,286
Goodwill	2,532,570	2,527,041
Other assets, net	1,453,248	1,357,771
Net investment in subsidiaries	4,029,631	3,427,182
Total assets	18,923,836	17,140,514
Current liabilities:
Current maturities of long-term debt	12,458	11,094
Accounts payable	734,398	579,001
Accrued interest	124	295
Accrued liabilities	870,532	752,949
Total current liabilities	1,617,512	1,343,339
Long-term debt	50,856	53,186
Intercompany payable	13,059,089	11,693,119
Other long-term liabilities	671,166	675,290
Total liabilities	15,398,623	13,764,934
Community Health Systems, Inc. stockholders' equity:
Common stock	1	1
Additional paid-in capital	1,274,420	1,283,499
Accumulated other comprehensive (loss) income	(11,425)	(28,927)
Retained earnings	2,262,217	2,121,007
Total Community Health Systems, Inc. stockholders' equity	3,525,213	3,375,580
Total equity	3,525,213	3,375,580
Total liabilities and equity	18,923,836	17,140,514
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	135,067	116,254	120,945	90,334
Patient accounts receivable, net of allowance for doubtful accounts	1,456,841	1,379,191
Supplies	115,185	111,843
Prepaid expenses and taxes	28,920	39,270
Other current assets	81,216	93,422
Total current assets	1,817,229	1,739,980
Intercompany receivable	3,811,213	3,262,823
Property and equipment, net	2,393,683	2,481,131
Goodwill	1,891,855	1,861,388
Other assets, net	828,233	829,114
Total assets	10,742,213	10,174,436
Current liabilities:
Current maturities of long-term debt	2,386	3,129
Accounts payable	214,698	240,568
Accrued interest	437	316
Accrued liabilities	352,124	363,022
Total current liabilities	569,645	607,035
Long-term debt	517,254	318,802
Intercompany payable	8,264,665	7,822,313
Other long-term liabilities	217,056	180,437
Total liabilities	9,568,620	8,928,587
Redeemable noncontrolling interests in equity of consolidated subsidiaries	358,410	367,666
Community Health Systems, Inc. stockholders' equity:
Common stock	2	2
Additional paid-in capital	594,989	690,929
Retained earnings	156,549	121,938
Total Community Health Systems, Inc. stockholders' equity	751,540	812,869
Noncontrolling interests in equity of consolidated subsidiaries	63,643	65,314
Total equity	815,183	878,183
Total liabilities and equity	10,742,213	10,174,436
Consolidation, Eliminations [Member]
Current assets:
Intercompany receivable	(18,460,855)	(17,230,381)
Other assets, net	(531,373)	(627,774)
Net investment in subsidiaries	(16,558,812)	(15,088,389)
Total assets	(35,551,040)	(32,946,544)
Current liabilities:
Intercompany payable	(27,548,946)	(25,155,360)
Other long-term liabilities	(531,373)	(627,774)
Total liabilities	(28,080,319)	(25,783,134)
Community Health Systems, Inc. stockholders' equity:
Common stock	(3)	(3)
Additional paid-in capital	(3,044,674)	(3,150,770)
Accumulated other comprehensive (loss) income	78,930	174,237
Retained earnings	(4,504,974)	(4,186,874)
Total Community Health Systems, Inc. stockholders' equity	(7,470,721)	(7,163,410)
Total equity	(7,470,721)	(7,163,410)
Total liabilities and equity	$ (35,551,040)	$ (32,946,544)